Staff costs - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure
Staff costs	SFr 389,230	SFr 242,591	SFr 238,527
Discontinued operations
Disclosure
Staff costs		SFr 1,400,000	SFr 5,100,000